ENTITY-WIDE DISCLOSURES -Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 7,646,954	$ 6,994,815
Property, plant and equipment	190,020,538	198,536,683
Right-of-use assets	85,697,681	89,663,139	$ 60,508,354
Intangible assets	183,052,914	175,703,257
Contract asset	13,072,979	13,528,646
Non-current assets	479,491,066	484,426,540
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	7,325,843	6,812,370
Property, plant and equipment	89,292,894	94,684,032
Right-of-use assets	34,484,104	35,469,879
Intangible assets	174,116,536	167,106,057
Contract asset	13,072,979	13,528,646
Non-current assets	318,292,356	317,600,984
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	321,111	182,445
Property, plant and equipment	100,727,644	103,852,651
Right-of-use assets	51,213,577	54,193,260
Intangible assets	8,936,378	8,597,200
Contract asset	0	0
Non-current assets	$ 161,198,710	$ 166,825,556